SHARE CAPITAL (Narrative) (Details)						1 Months Ended	2 Months Ended	12 Months Ended
	May 13, 2024 CAD ($) $ / shares shares	May 13, 2024 USD ($) shares	May 06, 2024 $ / shares	May 06, 2024 USD ($) shares	Jun. 13, 2018 USD ($) shares	May 27, 2026 shares	Mar. 31, 2024	Mar. 31, 2026 CAD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 CAD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares
Class of Stock [Line Items]
Common Stock, Terms of Conversion								Share capital consists of fully paid common shares with no par value and fully paid subordinate voting shares that are convertible to common shares at a rate of 0.000001 per common share, subject to the discretion of the Board of Directors or at such time that the Company ceases to be a foreign private issuer.	Share capital consists of fully paid common shares with no par value and fully paid subordinate voting shares that are convertible to common shares at a rate of 0.000001 per common share, subject to the discretion of the Board of Directors or at such time that the Company ceases to be a foreign private issuer.
Shares repurchased and cancelled (Shares)								479,500	479,500	2,051,000	2,051,000
Shares repurchased and cancelled per share | (per share)								$ 0.3	$ 0.21	$ 0.18	$ 0.13
Shares repurchased and cancelled								$ 141,644	$ 103,034	$ 363,181	$ 276,730
Number Of Shares Reduced By Common Stock Settlement Of Legal Proceedings Shares To Be Delivered									237,300
Common Stock, Capital Shares Reserved for Future Issuance									555,793		793,093
Shares issued to vendors						555,793
Number of shares delivered to the vendors of EFF					1,977,500
Value of shares delivered to the vendors of EFF | $					$ 1,905,635
Remaining number of shares to be delivered									1,184,407		1,184,407
Number of warrants issuance from private placement				4,000,000						4,000,000	4,000,000
Weighted average exercise price of warrants issued | $ / shares			$ 0.55							$ 0.55
Warrants issued in private placement | $				$ 966,028
Warrants outstanding and exercisable intrinsic value | $									$ 0		$ 0
Maximum term of options							10 years
Options granted	5,425,000	5,425,000								5,425,000	5,425,000
Exercise price of stock options granted | $ / shares	$ 0.53									$ 0.53
Fair value of options	$ 1,544,676	$ 1,129,810
Stock options outstanding and exercisable intrinsic value | $									0		$ 0
Net of recovery on options forfeited | $									8,951		0
Share-based compensation | $									$ 236,779		$ 849,559